Leases	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease	Lease
15.1. Our leases primarily consist of real estate leases for office space and do not have any non-lease components. The leases typically run for a period of 2 ~10 years, with an option to renew or terminate the lease after that date. No restrictions or covenants are imposed on leases, but the lease assets shall not be provided as collateral for borrowings.
15.2.    Changes in right-of-use assets and lease liabilities:
Changes in right-of-use assets and lease liabilities for the years ended December 31, 2024, and 2023 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,072	$7,577
Acquisitions	451	446
Depreciation	(1,897)	—
Reassessment	(742)	(987)
Interest expense relating to lease liabilities	—	372
Payments of lease liabilities	—	(2,072)
Translation differences	(576)	(664)
Balance at December 31, 2024	$4,308	$4,672

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2023	$3,598	$4,675
Acquisitions	5,930	5,930
Depreciation	(2,738)	—
Reassessment	102	—
Business Combination	200	191
Interest expense relating to lease liabilities	—	204
Payments of lease liabilities	—	(3,459)
Translation differences	(20)	36
Balance at December 31, 2023	$7,072	$7,577
15.3.    Cash flow information recognized in the consolidated statement of comprehensive income as follows (in thousands):

	Year ended December 31,
	2024	2023
Depreciation expense of right-of-use assets	$1,897	$2,738
Interest expense relating to lease liabilities	372	204
Expense relating to leases of low-value assets and short-term leases	31	21
15.4.    Cash flow information related to leases was as follows (in thousands):

	Year ended December 31,
	2024	2023
Total cash paid for the lease	$1,700	$3,255